PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2055 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 26 .9%
92,960  iShares Core S&P Mid-
Cap ETF
$ 5,753,294
6 .6
29,574  iShares Core S&P
Small-Cap ETF
3,445,371
3 .9
244,318  Vanguard FTSE
Developed Markets
ETF
12,799,820
14 .6
35,541  Vanguard FTSE
Emerging Markets ETF
1,589,394
1 .8
Total Exchange-Traded
Funds
(Cost $20,342,552)
23,587,879
26 .9
MUTUAL FUNDS : 73 .1%
Affiliated Investment Companies : 17 .4%
499,969  Voya Intermediate
Bond Fund - Class R6
4,449,728
5 .1
731,651  Voya Multi-Manager
International Equity
Fund - Class I
8,150,598
9 .3
232,158  Voya VACS Series
EME Fund
2,679,101
3 .0
15,279,427
17 .4
Unaffiliated Investment Companies : 55 .7%
785,153  Nuveen S&P 500 Index
Fund - Class R6
48,828,662
55 .7
Total Mutual Funds
(Cost $52,728,152)
64,108,089
73 .1
Total Long-Term
Investments
(Cost $73,070,704)
87,695,968
100 .0
Total Investments in
Securities
(Cost $73,070,704) $ 87,695,968 100 .0
Assets in Excess of
Other Liabilities 26,645 0.0
Net Assets $ 87,722,613 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2055 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 23,587,879 $ — $ — $ 23,587,879
Mutual Funds 64,108,089 — — 64,108,089
Total Investments, at fair value $ 87,695,968 $ — $ — $ 87,695,968
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 2,994,459 $ 1,380,320 $ (65,370) $ 140,319 $ 4,449,728 $ 45,520 $ (690) $ —
Voya Multi-Manager International
Equity Fund - Class I
6,433,570 1,803,508 (462,328) 375,848 8,150,598 — 44,790 —
Voya VACS Series EME Fund
2,293,474 383,725 (95,629) 97,531 2,679,101 — 8,840 —
$ 11,721,503 $ 3,567,553 $ (623,327) $ 613,698 $ 15,279,427 $ 45,520 $ 52,940 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 14,625,264
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 14,625,264